Loans (Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 356	$ 422
Financing Receivable Recorded Investment Nonaccrual Status	1,425	1,548
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	195	249
Financing Receivable Recorded Investment Nonaccrual Status	224	369
Single-Family Mortgage Loans [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	161	173
Financing Receivable Recorded Investment Nonaccrual Status	$ 640	$ 549
Multi-Family Mortgage Loans [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total
Financing Receivable Recorded Investment Nonaccrual Status
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total
Financing Receivable Recorded Investment Nonaccrual Status	$ 446	$ 477
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total
Financing Receivable Recorded Investment Nonaccrual Status